Other revenues and expenses	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Other revenues and expenses
Other income and expenses
Financial income and expenses
Financial income:

	Year ended December 31,
	2016	2017	2018
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$48	$60	$71
Foreign exchange gain	2,069	2,027	1,774
Total financial income	$2,117	$2,087	$1,845
Financial expenses:

	Year ended December 31,
	2016	2017	2018
	(in thousands)
Interest on loans	$3,212	$4,153	$4,971
Interest on supplier payable with extended payment terms	411	213	—
Other bank fees and financial charges	111	306	476
Other financial expenses	83	—	400
Convertible debt amendments	—	322	265
Change in the fair value of convertible debt embedded derivative	1,583	—	—
Foreign exchange loss	1,476	3,428	1,408
Total financial expenses	$6,876	$8,422	$7,520

For the year ended December 31, 2018, interest on loans included $4,872,000 related to convertible debt issued in 2018, 2016 and 2015, the venture debt issued in 2018 and government loans granted in 2015 ($4,094,000 and $3,039,000 for the year ended December 31, 2017 and 2016, respectively). (See Note 14.1 to the Consolidated Financial Statements).
The net foreign exchange gain of $366,000 for the year ended December 31, 2018 (2017: net foreign exchange loss of $1,401,000; 2016: net foreign exchange gain $593,000) arises primarily from euro-based monetary liabilities.
For the year ended December 31, 2018, net expense of $265,000 ($322,000 for the year ended December 31, 2017) was recognized related to the convertible debt amendments and other financial expenses of $400,000 correspond to costs related to the early retirement of debt after the repayment (see Note 14.1 to the Consolidated Financial Statements). For the year ended December 31, 2016, expenses of $1,583,000 were recognized related to the change in fair value of the convertible debt embedded derivative. (See Note 14.1 to the Consolidated Financial Statements). Other financial expenses of $83,000 for the years ended December 31, 2016 correspond to costs related to the embedded derivative.
Cost of revenue and operating expenses
The tables below present the cost of revenue and operating expenses by nature of expense :

		Year ended December 31,
	Note	2016	2017	2018
		(in thousands)
Included in cost of revenue:
Cost of components		$20,277	$22,137	$19,058
Depreciation and impairment	7	1,270	1,037	1,088
Amortization of intangible assets	8	157	157	158
Wages and benefits		2,374	2,233	2,368
Share-based payment expense	13	11	7	8
Assembly services, royalties and other		1,507	1,551	1,682
		$25,596	$27,122	$24,362

		Year ended December 31,
	Note	2016	2017	2018
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$1,811	$1,723	$1,972
Amortization of intangible assets	8	2,057	2,658	2,945
Wages and benefits		22,615	26,044	27,616
Share-based payment expense	13	1,111	1,631	1,804
Foreign exchange gains and losses related to hedges of euro		12	99	(27)
Other, net		12,121	8,511	13,095
		$39,727	$40,666	$47,405
Employee benefits expense

		Year ended December 31,
	Note	2016	2017	2018
		(in thousands)
Wages and salaries		$18,996	$21,535	$22,501
Social security costs and other payroll taxes		5,805	6,584	7,286
Other benefits		100	58	125
Pension costs		88	100	72
Share-based payment expenses	13	1,122	1,638	1,812
Total employee benefits expense		$26,111	$29,915	$31,796

The amount recognized as an expense for defined contributions plans amounts to $1,369,000 for the year ended December 31, 2018 ($1,077,000 and $1,230,000 for the years ended December 31, 2016 and 2017, respectively).
Research and development expense and tax credit receivable
The research tax credit in France is deducted from corporate income taxes due; if taxes due are not sufficient to cover the full amount of the credit, the balance is received in cash three years later (one year later if the Company is below certain size criteria). Total research tax credit receivable as of December 31, 2018 is $2,960,000, relating to tax credits receivables for 2018, which are expected to be recovered in 2019 in cash.
The Company also has research tax credits available in the United Kingdom.
In the year ended December 31, 2017 and 2018, the Company capitalized costs related to the development of the chipsets for LTE Category M, the Monarch and Monarch 2. In the year ended December 31, 2016, the costs capitalized related mainly to operator certification.
The reduction of research and development expense from government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2016	2017	2018
	(in thousands)
Research and development costs	$30,022	$33,318	$34,969
Research tax credit	(1,962)	(3,345)	(3,027)
Government and other grants	(1,704)	(3,072)	(1,104)
Development costs capitalized (*)	(22)	(1,931)	(3,376)
Amortization of capitalized development costs	—	232	447
Total research and development expense	$26,334	$25,202	$27,909

(*) Net of Research tax credit for $459,000 and $259,000 for the years ended December 31, 2018 and 2017, respectively.